Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables
Trade and other payables

21.         Trade and other payables

	2020	2019
Suppliers	6,491,909	8,115,015
Partners’ advances	497,898	925,761
Withholding tax	462,429	673,204
Insurance and reinsurance	240,803	136,041
Dividends payable (1)	223,571	157,181
Deposits received from third parties	85,545	44,826
Related parties (Note 31)	72,316	187,616
Agreements in transport contracts (2)	37,941	71,239
Hedging operations	6,405	—
Various creditors	351,288	402,808
	8,470,105	10,713,691
Current	8,449,041	10,689,246
Non - current	21,064	24,445
	8,470,105	10,713,691
(1)	During 2020, the Group paid dividends to its shareholders in the amount of COP$8,734,351 (2019 - COP$13,867,029 and 2018 - COP$4,427,701) net of withholdings when applicable.
(2)	Corresponds to the value of the debt for agreements in the pipelines transportation contracts, calculated in the volumetric compensation for quality and other inventory management agreements.

The carrying amount of trade accounts and other accounts payable approximates their fair value due to their short–term nature.